Summary of Significant Accounting Policies (Policies)	11 Months Ended
Dec. 31, 2017
Disclosure of Summary of Significant Accounting Policies [Abstract]
Statement of Compliance
a) Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The financial statements were approved by the Board of Directors on March 27, 2018.

Basis of Consolidation and Presentation
b) Basis of Consolidation and Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. Intercompany balances and transactions have been eliminated on consolidation.

The consolidated financial statements have been prepared under the historical cost convention, as modified for the revaluation of financial assets classified as available-for-sale. All dollar amounts presented are in United States (“U.S.”) dollars unless otherwise specified.

Critical Accounting Estimates and Judgments
c) Critical Accounting Estimates and Judgments

The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. These critical accounting estimates require management to make judgments and estimates that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as at the date of the financial statements.

Critical accounting estimates and judgments used in the preparation of the consolidated financial statements are as follows:

(i) Determination of mineral reserves

Reserves are estimates of the amount of product that can be economically and legally extracted from the Company’s property. In order to estimate reserves, estimates are required about a range of geological, technical and economic factors, including quantities, production techniques, production costs, capital costs, transport costs, demand, prices and exchange rates. Estimating the quantity of reserves requires the size, shape and depth of deposits to be determined by analyzing geological data. This process may require complex and difficult geological judgments to interpret the data. In addition, management will form a view of forecast sales prices, based on current and long-term historical average price trends. Changes in the proven and probable reserves estimates may impact the carrying value of property, plant and equipment, rehabilitation provisions, recognition of deferred tax amounts and depreciation, depletion and amortization.

(ii) Impairment of non-financial assets

The carrying amounts of the Company’s non-financial assets, including mineral property, plant and equipment, and intangible are reviewed at each reporting date or when events or changes in circumstances occur that indicate the asset may not be recoverable to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated at the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is recognized if the carrying amount of an asset exceeds its estimated recoverable amount. An impairment loss previously recorded is reversed if there has been a change in the estimates used to determine the recoverable amount resulting in an increase in the estimated service potential of an asset.

For its mineral property interest, the Company considers both external and internal sources of information in assessing whether there are any indications of impairment. External sources of information the Company considers include changes in the market, economic, and legal environment in which the Company operates that are not within its control and affect the recoverable amount of mineral property interests. Internal sources of information the Company considers include indications of economic performance of the asset.

The carrying value of mineral property, plant, and equipment, and intangible at the balance sheet date is described in Notes 4 and 5, respectively. No impairment indicators were identified on the mineral property, plant and equipment or intangible for the eleven months ended December 31, 2017 or twelve months ended January 31, 2017.

(iii) Provision for Environmental Rehabilitation Costs

Provisions for environmental rehabilitation costs associated with mineral property, plant and equipment, are recognized when the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax risk-free rate that reflects current market assessments of the time value of money.

The Company’s estimates of its ultimate environmental rehabilitation liabilities could be affected by changes in regulations, changes in the extent of environmental rehabilitation required, changes in the means of rehabilitation, changes in the extent of responsibility for the financial liability or changes in cost estimates. The operations of the Company may in the future be affected from time to time in varying degrees by changes in environmental regulations, including those for future removal and site restoration costs. Both the likelihood of new regulations and their overall effect upon the Company may vary greatly and are not predictable.

The Company’s provision for environmental rehabilitation cost obligations represents management’s best estimate of the present value of the future cash outflows required to settle the liability. See additional discussion in Note 6.

Foreign Currency Translation
(d) Foreign Currency Translation

The U.S. dollar is the functional currency of the Company and its wholly-owned subsidiary. Amounts in the consolidated financial statements are expressed in U.S. dollars unless otherwise stated. Transactions in foreign currencies are translated into the functional currency at the exchange rates at the date of the transactions. Monetary assets and liabilities of the Company’s operations denominated in a currency other than the U.S. dollar are translated using exchange rates prevailing at the balance sheet date. Revenue and expense items are translated at the exchange rates in effect at the date of the underlying transaction. Exchange differences are recognized in net loss in the year in which they arise.

Cash and Cash Equivalents	(e) Cash and Cash Equivalents The Company considers cash and cash equivalents to include amounts held in banks and highly liquid investments with original maturities of three months or less.
Financial Assets
(f) Financial Assets

All financial assets are initially recorded at fair value and designated upon inception as one of the following four categories: held to maturity, available for sale, loans and receivables or at fair value through profit or loss (“FVTPL”). Financial assets classified as FVTPL are measured at fair value with unrealized gains and losses recognized through profit and loss. Financial assets classified as loans and receivables and held to maturity are measured at amortized cost using the effective interest method less any allowance for impairment. The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income over the relevant period. The effective interest rate is the rate that discounts estimated future cash receipts through the expected life of the financial asset, or, where appropriate, a shorter period. Financial assets classified as available for sale are measured at fair value with unrealized gains and losses recognized in other comprehensive income or loss except when there is objective evidence that the asset is impaired, the cumulative income or loss that had been recognized shall be reclassified from equity to profit or loss as a reclassification adjustment. Transaction costs associated with FVTPL financial assets are expensed as incurred, while transaction costs associated with all other financial assets are included in the initial carrying amount of the asset. See additional discussion in Note 15.

Mineral Property, Plant and Equipment
(g) Mineral Property, Plant and Equipment

Mineral Property
Exploration and evaluation costs incurred prior to a Definitive Feasibility Study (“DFS”) are expensed as incurred. Development costs incurred subsequent to a DFS and mineral property acquisition costs are capitalized until the property is placed into production, sold, allowed to lapse or abandoned. As a result of the DFS, NorthMet entered the development stage effective October 1, 2006. The Company has capitalized development expenditures related to NorthMet from that date.

Upon commencement of production, related property acquisition and development costs are amortized on a unit of production basis over the estimated proven and probable mineral reserves not to exceed the assets’ useful lives.

Plant and Equipment
Plant and equipment are recorded at historical cost less accumulated depreciation and if applicable, accumulated impairment losses. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, if it is probable that the future economic benefits of the expenditure will flow to the Company and its cost can be measured reliably. The carrying amount of a replaced part is derecognized. All other repairs and maintenance are charged to the statement of loss and comprehensive loss during the period in which they are incurred.

Depreciation of plant and equipment is calculated using the cost of the asset, less its residual value, over the estimated useful life of the asset on a unit of production or straight-line basis, as appropriate.

Intangible
(h) Intangible

Intangible costs and related acquisition costs are capitalized until the wetland credits are used, sold, or abandoned. Wetland credits are used to offset and mitigate wetlands disturbed during construction and operation of NorthMet. As such, costs will be transferred to Mineral Property, Plant and Equipment once placed into service and amortized on a unit of production basis over the estimated proven and probable mineral reserves not to exceed the assets’ useful lives. See additional discussion in Note 5.

Financial Liabilities
(i) Financial Liabilities

All financial liabilities are initially recorded at fair value and designated upon inception as FVTPL or other financial liabilities. Financial liabilities classified as other financial liabilities are initially recognized at fair value less directly attributable transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period. Financial liabilities classified as FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as FVTPL. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Transaction costs on financial liabilities classified as FVTPL are expensed as incurred. At the end of each reporting period subsequent to initial recognition, financial liabilities at FVTPL are measured at fair value, with changes in fair value recognized directly in profit or loss in the period in which they arise. See additional discussion in Note 15.

Borrowing costs
(j) Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset until such time as the asset is substantially complete and ready for its intended use or sale. Where funds have been borrowed specifically to finance an asset, the amount capitalized is the actual borrowing costs incurred. Where the funds used to finance an asset form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to relevant borrowings of the Company during the period. Other borrowing costs not directly attributable to a qualifying asset are expensed in the year incurred. Classification in the cash flow statement is in accordance with the classification of the underlying asset to which those payments were capitalized.

Share-Based Compensation
(k) Share–Based Compensation

All share-based compensation awards made to directors, employees and non-employees are measured and recognized using a fair value based method. For directors and employees, or those providing services similar to employees, the fair value of options is determined using the Black-Scholes pricing model. The fair value of the bonus shares, restricted shares, and restricted share units is calculated using the intrinsic value of the shares at issuance, and is amortised over the vesting period.

The fair value of the award is accruedand charged over the vesting period either to operations or mineral property plant and equipment, with the offsetting credit to equity reserves for equity settled awards or liabilities for cash settled awards. If and when share options are ultimately exercised or bonus shares, restricted shares, and restricted share units vest, the applicable amounts are transferred to share capital.

Certain awards vest upon achievement of non-market performance conditions. On a quarterly basis, management assesses the probability of achieving those performance conditions using the best available information, and estimates the appropriate vesting period.

When the Company amends the terms of share options, the incremental change in the fair value of the options due to the amendment, as determined using the Black-Scholes pricing model, is recognized over the vesting period in the statement of loss or capitalized as appropriate.

Share Purchase Warrants
(l) Share Purchase Warrants

The Company issues share purchase warrants in connection with certain equity transactions. The fair value of the warrants, as determined using the Black-Scholes pricing model or fair value of goods or services received, is credited to equity reserves. The recorded value of share purchase warrants is transferred to share capital upon exercise.

Loss Per Share
(m) Loss Per Share

Loss per share is computed by dividing the loss for the year by the weighted average number of common shares outstanding during the year. Basic and diluted loss per share for each year presented are the same due to the effect of potential issuances of shares under warrant or share option agreements being, in total, anti-dilutive.

Income Taxes and Deferred Taxes
(n) Income Taxes and Deferred Taxes

The income tax expense or benefit for the year consists of two components: current and deferred.

Current tax is the expected tax payable or receivable on the taxable profit or loss for the year. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the balance sheet date in each of the jurisdictions and include any adjustments for taxes payable or recovery in respect of prior periods.

Taxable profit or loss differs from profit or loss as reported in the Consolidated Statements of Loss and Comprehensive Loss because of items of income or expense that are taxable or deductible in other years, and items that are never taxable or deductible.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences not eligible for offset. Deferred tax assets are generally recognized for all deductible temporary differences, loss carry forwards and tax credit carry forwards to the extent that it is probable that taxable profits will be available against which they can be utilized. To the extent that the Company does not consider it to be probable that taxable profits will be available against which deductible temporary differences, loss carry forwards, and tax credit carry forwards can be utilized, a deferred tax asset is not recognized.

Adoption of New or Amended Accounting Standards
(o) Adoption of New or Amended Accounting Standards

On February 1, 2017, the Company adopted the following new or amended accounting standards that were previously issued by the IASB. Certain other new standards and interpretations have been issued but are not expected to have a material impact on the Company’s financial statements and are therefore not discussed below.

IAS 7 – Statement of Cash Flows

IAS 7 was amended to require disclosures about changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes and amendments are effective for annual periods beginning on or after January 1, 2017.

Future Accounting Standards
(p) Future Accounting Standards

Information on new standards, amendments and interpretations effective for annual periods beginning on or after January 1, 2018 and that are expected to be relevant to the Company’s financial statements is provided below. Certain other new standards and interpretations have been issued but are not expected to have a material impact on the Company’s financial statements and are therefore not discussed below.

IFRS 9 – Financial Instruments

IFRS 9 addresses the classification, measurement and recognition of financial assets and financial liabilities. This standard replaces parts of IAS 39 - Financial Instruments: Recognition and Measurement.

IFRS 9 requires financial assets to be classified into two measurement categories: those measured at fair value and those measured at amortized cost. The determination is made at initial recognition. On transition, the Company’s investments classified as available-for-sale (EIP receivable- Note 5) will be re-designated as FVTPL financial instruments, and its revaluation adjustments will be recorded in the statement of loss instead of through other comprehensive loss. The Company expects adoption will result in an adjustment to the opening deficit and accumulated other comprehensive loss for cumulative gains/losses on the EIP receivable (see Note 5) and that the adjustment does not have a significant impact on the Company’s financial statements.

For financial liabilities, the standard retains most of the IAS 39 requirements, except as it relates to modifications of liabilities. Under IAS 39, when an entity modified a financial liability, it would decide whether this modification was significant enough to constitute an extinguishment. If the modification was considered an extinguishment of the initial debt, the new modified debt was recorded at fair value and a gain/loss recognized in income for the difference between the carrying amount of the old debt and the new debt. This extinguishment accounting remains the same under IFRS 9. However, accounting under IFRS 9 differs where the change was not significant enough to be an extinguishment. Under IAS 39 modifications would not lead to an immediate income charge as the cash flows of the modified debt would be discounted using the revised effective interest rate over the remaining term of the debt. However, under IFRS 9, the cash flows under the modified debt should be re-discounted using the original effective interest rate of the instrument. The Company expects adoption will result in an adjustment to the opening deficit and carrying value of its convertible and non-convertible debt due to several prior modifications to the outstanding debentures (see Notes 8 and 9). The Company is assessing the impact this adjustment will have on the Company’s financial statements.

IFRS 9 also introduces a single expected credit loss impairment model, which is based on changes in credit quality since initial recognition. The Company does not expect this to have a significant impact on the Company’s financial statements upon adoption.

The new standard is effective for annual periods beginning on or after January 1, 2018 and the Company will adopt IFRS 9 effective January 1, 2018.

IFRS 16 – Leases

IFRS 16 replaces IAS 17 - Leases and eliminates the classification of leases as either operating or finance leases by the lessee. The treatment of leases by the lessee will require capitalization of all leases resulting in accounting treatment similar to finance leases under IAS 17 - Leases. Exemptions for leases of very low value or short-term leases will be applicable. The new standard will result in an increase in lease assets and liabilities for the lessee. Under the new standard the treatment of all lease expense is aligned in the statement of earnings with depreciation, and an interest expense component recognized for each lease, in line with finance lease accounting under IAS 17 - Leases. The Company expects adoption will result in identification of one qualifying office lease, which will not have a significant impact on the Company’s financial statements. The Company’s other leases (Note 3) are leases to explore mining rights and are excluded from IFRS 16’s scope.

The new standard will be effective for annual periods beginning on or after January 1, 2019 with early adoption permitted and the Company plans to adopt IFRS 16 effective January 1, 2018.

IFRS 15 – Revenue from Contracts with Customers

IFRS 15 replaces IAS 18 - Revenue and IAS 11 - Construction Contracts and provides a five-step framework for application to customer contracts: identification of customer contract, identification of the contract performance obligations, determination of the contract price, allocation of the contract price to the contract performance obligations, and revenue recognition as performance obligations are satisfied. A new requirement where revenue is variable stipulates that revenue may only be recognized to the extent that it is highly probable that significant reversal of revenue will not occur. The new standard will be effective for annual periods beginning on or after January 1, 2018. The Company does not expect IFRS 15 to have a significant impact on the Company’s financial statements upon adoption.